Notes Payable and Long-Term Debt (Details 2) (USD $)	12 Months Ended						12 Months Ended
	Dec. 31, 2011 denominator numerator	Dec. 31, 2010	Dec. 31, 2011 6.21% senior notes, due 2012	Dec. 31, 2010 6.21% senior notes, due 2012	Dec. 31, 2011 6.92% senior notes, due 2012	Dec. 31, 2010 6.92% senior notes, due 2012	Dec. 31, 2011 Industrial Development Revenue Bonds, floating rates (1.27% - 2.10% at December 31, 2011) due 2014 through 2027	Dec. 31, 2010 Industrial Development Revenue Bonds, floating rates (1.27% - 2.10% at December 31, 2011) due 2014 through 2027	Dec. 31, 2011 Foreign subsidiary obligation, 5.34%, due 2012 through 2021	Dec. 31, 2010 Foreign subsidiary obligation, 5.34%, due 2012 through 2021	Sep. 17, 2010 Foreign subsidiary obligation, 5.34%, due 2012 through 2021	Dec. 31, 2011 Foreign subsidiary obligation, floating rate	Dec. 31, 2010 Foreign subsidiary obligation, floating rate	Dec. 31, 2011 Capital lease obligations and other	Dec. 31, 2010 Capital lease obligations and other
Notes Payable and Long Term Debt
Maximum borrowing capacity											$ 114,000,000
Interest rate (as a percent)			6.21%		6.92%						5.34%
Long-term debt	157,252,000	93,104,000	1,072,000	2,143,000	31,000,000	31,000,000	41,800,000	41,800,000	81,318,000	16,352,000		206,000	221,000	1,856,000	1,588,000
Floating rates, low end of range (as a percent)							1.27%
Floating rates, high end of range (as a percent)							2.10%
Current maturities of long-term debt	(40,885,000)	(1,697,000)
Long-term debt, less current maturities	116,367,000	91,407,000
Maximum consolidated funded debt as a percentage of aggregate capitalization	50.00%
Numerator for adjusted leverage ratio, maximum	3.5
Denominator for adjusted leverage ratio, maximum	1.0
Minimum net worth base requirement	1,150,000,000
Percentage of consolidated net income added to net worth base amount	25.00%
Base amount used to calculate maximum dividend allowed	10,000,000
Percentage of consolidated net income added to base dividend amount	50.00%
Percentage of consolidated net losses deducted from base dividend amount	100.00%
Net proceeds of capital stock added to base dividend amount	800,000,000
Maximum amount of dividends	15,000,000
Sum of subsidiary indebtedness and priority indebtedness as a percentage of consolidated tangible net worth, maximum	10.00%
Maturities of long-term debt
2012	40,885,000
2013	8,688,000
2014	16,085,000
2015	8,132,000
2016	8,132,000
Thereafter	$ 75,330,000